Note 3 - Cash and Cash-equivalents	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]
3	Cash and Cash-Equivalents

Cash and cash-equivalents of
$1.5
million and
$1.4
million at
March 31, 2018
and
March 25, 2017,
respectively, consisted of demand deposits with a financial institution that is a member of the Federal Deposit Insurance Corporation (FDIC). At
March 31, 2018,
$1.2
million of the Company’s demand deposits exceeded FDIC insurance limits.